STOCK OPTIONS	12 Months Ended
Dec. 31, 2022
STOCK OPTIONS
STOCK OPTIONS

NOTE 11 – STOCK OPTIONS

The Corporation has established a stock option plan (the “Plan”) for its key employees, officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 15,000,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years and are equity-settled. As of December 31, 2022 8,920,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards for the years ended December 31, 2022, 2021 and 2020 and for options outstanding and exercisable as of December 31, 2022, the weighted average exercise price, and the weighted average remaining contractual life.

	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding January 1, 2020	6,090,000	$1.78	5.61
Expired	-	-	-
Granted	410,000	2.34	8.94
Outstanding December 31, 2020	6,500,000	$1.81	4.87
Expired	(200,000)	1.81	-
Granted	128,000	1.77	9.48
Outstanding December 31, 2021	6,428,000	$1.81	3.86
Expired	(20,000)	3.43	-
Cancelled	(468,000)	2.03	-
Granted	140,000	0.49-	9.94-
Outstanding December 31, 2022	6,080,000	$1.76	2.92
Options exercisable	6,050,833	$1.75	2.90

The fair value of the options granted during the years ended December 31, 2022, 2021 and 2020, was determined using the Binomial Option pricing model using the following weighted average assumptions:

Description	2022		2021		2020
Share price	$1.30~0.40		$1.75~1.83		$1.81~2.86
Exercise price	$0.38~3.43		$1.75~1.83		$1.81~2.86
Risk-free interest rate	2.93~3.57%		1.60%~1.64%		1.12%~1.67%	%
Expected volatility	116.39~119.84%		107.05%~107.47%		81.34%~106.56%	%
Expected option life in years	10.0	Yrs	10.0	Yrs	4~10	Yrs
Expected dividend yield	-		-		-

The weighted average grant-date fair value of options granted during the year ended December 31, 2022, and 2021 was $ 0.37and 1.68 per option respectively. Expected volatility was estimated considering historic average share price volatility. Expected dividends were determined to be nil, since the Corporation has never had paid any dividends.